Bank overdrafts, bonds and bank loans - Corporate Bonds and Bank Loans Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of bank overdraft bonds and bank loans [abstract]
Bonds	£ 3,775.0	£ 3,801.8